Share based Payments - Schedule of outstanding options common shares (Detail)			12 Months Ended
	May 14, 2023 $ / shares	Jan. 20, 2022 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding			913,125		1,455,625	2,030,125	1,886,375
Options exercisable			913,125	913,125
Exercise price	$ 16	$ 16
July 20, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding			789,375
Options exercisable			789,375
Exercise price			$ 10
July 20, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding			48,750
Options exercisable			48,750
Exercise price			$ 4
January 20, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding			62,500
Options exercisable			62,500
Exercise price			$ 16
May 11, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding			12,500
Options exercisable			12,500
Exercise price			$ 16